Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Investment Holdings [Line Items]
Proceeds from sale of securities available for sale	$ 1,022,000	$ 4,659,000	$ 8,827,000
Realized gain on securities available for sale	102,000	295,000	647,000
Held-to-maturity Securities, sold security, at carrying value	23,300,000	5,600,000	0
Available for sale securities sold security realized loss		0
Held to maturity securities sold security realized gain	1,900,000	272,000
Held to maturity securities sold security realized loss		$ 1,000
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity securities maximum percentage of remaining principal balance at the sale	15.00%
Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	3
Municipal Bonds [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	3
Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	12
Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	2
Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Number of FNMA MBS not representing other than temporary impairment	1
Maximum [Member] | Residential Mortgage Loans [Member]
Investment Holdings [Line Items]
Contractual maturities	15 years
Maximum [Member] | Multi-Family Loans [Member]
Investment Holdings [Line Items]
Contractual maturities	10 years
Minimum [Member] | Multi-Family Loans [Member]
Investment Holdings [Line Items]
Contractual maturities	5 years